Revenues and other income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues and other income
Revenue	€ 9,198	€ 17,477	€ 12,179
Total revenue	9,198	17,477	12,179
Tax Credits	4,888	5,333	5,863
Subsidies	8	9	10
Other	630	344	762
Other operating income	5,526	5,686	6,635
Total revenues and other income	€ 14,725	€ 23,163	€ 18,814